Long-term investments (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Long Term Investments And Notes Receivable [Abstract]
Long-term Investments
Long-term investments consist of the following:

	2017	2016
Equity-method investees
Red Lily I Wind Facility (a)	$22,799	$23,504
Deerfield Wind Project (b)	—	34,727
Amherst Island Wind Project (c)	11,191	558
Other	6,489	5,630
	$40,479	$64,419
Notes receivable
Development loans (d)	$37,710	$32,125
Other	4,163	6,058
	41,873	38,183
Available-for-sale investment	—	169
Other investments	2,115	2,662
Total long-term investments	$84,467	$105,433

(a)	Red Lily I Wind Facility
Up to April 12, 2016, the Red Lily I Partnership (the “Partnership”) was 100% owned by an independent investor. APUC provided operation and supervision services to the Red Lily I project ("Red Lily I Wind Facility"), a 26.4 MW wind energy facility located in southeastern Saskatchewan. The Company’s investment in the Red Lily I Wind Facility up to that date was in the form of subordinated debt facilities of the Partnership.
Effective April 12, 2016, the Company exercised its option to subscribe for a 75% equity interest in the Partnership in exchange for the outstanding amount on its subordinated loans. The amount by which the carrying value of the Company's investment exceeds the Company's proportionate share of the Partnership's net assets is not material.
Due to certain participating rights being held by the minority investor, the decisions which most significantly impact the economic performance of Red Lily I require unanimous consent. As such, APUC is deemed, under U.S. GAAP, to not have control over the Partnership. As APUC exercises significant influence over operating and financial policies of Red Lily I, the Company accounts for the Partnership using the equity method. The Red Lily I Wind Facility contributed equity income of $2,776 (2016 - $1,288) to the Company's consolidated financial results for the year ended December 31, 2017.

8.	Long-term investments (continued)

(b)	Deerfield Wind Project
On October 19, 2015, the Company acquired a 50% equity interest in Deerfield Wind SponsorCo LLC (“Deerfield SponsorCo”), which indirectly owns a 150 MW construction-stage wind development project (“Deerfield Wind Project”) in the state of Michigan. On March 14, 2017, the Company acquired the remaining 50% interest in Deerfield SponsorCo and obtained control of the facility.
Upon acquisition of the initial 50% equity interest of Deerfield SponsorCo, the two members each contributed U.S.$1,000 to the capital of Deerfield SponsorCo. On October 12, 2016, third-party construction loan financing was provided to the Deerfield Wind Project in the amount of U.S. $262,900 and a tax equity agreement was executed. Concurrently, each member contributed another U.S. $19,891 to the capital of Deerfield SponsorCo. Construction was completed during the first quarter of 2017 and sale of power to the utility under the power purchase agreement started on February 21, 2017. The interest capitalized during the year ended December 31, 2017 to the investment while the Deerfield Wind Project was under construction amounts to $nil (2016 - $6,072).
On March 14, 2017, the Company acquired the remaining 50% interest in Deerfield SponsorCo for U.S. $21,585 and as a result, obtained control of the facility. The Company accounted for the business combination using the acquisition method of accounting which requires that the fair value of assets acquired and liabilities assumed in the subsidiary be recognized on the consolidated balance sheet as of the acquisition date. It further requires that pre-existing relationships such as the existing development loan between the two parties (note 8(d)) and prior investments of business combinations achieved in stages also be remeasured at fair value. An income approach was used to value these items. A net gain of $nil was recorded on acquisition.
On May 10, 2017, tax equity funding of U.S. $166,595 was received.
The following table summarizes the allocation of the assets acquired and liabilities assumed at the acquisition date:

Working Capital	$(14,551)
Property, plant and equipment	442,086
Construction loan	(352,666)
Asset retirement obligation	(2,816)
Deferred revenue	(1,556)
Deferred tax liability	(1,979)
Net assets acquired	$68,518
Cash and cash equivalent	$4,183
Net assets acquired, net of cash and cash equivalent	$64,335

(c)Amherst Island Wind Project
Windlectric Inc. ("Windlectric") owns a 75 MW construction-stage wind development project (“Amherst Island Wind Project”) in the province of Ontario. On December 20, 2016, Windlectric, a wholly owned subsidiary of the Company at the time, issued fifty percent of its common shares for $50 to a third party and as a result is no longer controlled by APUC. The Company holds an option to acquire the remaining common shares at a fixed price any time prior to January 15, 2019.
Windlectric is considered a VIE namely due to the low level of equity at risk at this point. The Company is not considered the primary beneficiary of Windlectric as the two shareholders have joint control and all decisions must be unanimous. As such, on the transaction date, the Company deconsolidated the assets and liabilities of Windlectric and recorded its retained non-controlling investment in equity and notes receivable and payable at fair value. A net gain of nil was recorded on deconsolidation. The Company is accounting for its investment in the joint venture under the equity method. The interest capitalized during the year ended December 31, 2017 to the investment while the Amherst Island Wind Project is under construction amounts to $1,447 (2016 - $491). As at December 31, 2017, the third-party construction debt of the joint venture was $133,765.

8.	Long-term investments (continued)
(c)Amherst Island Wind Project (continued)
As of December 31, 2017, the Company’s maximum exposure to loss of $289,374 is comprised of the carrying value of the equity method investment as well as the carrying value of the development loan and outstanding exposure related to credit support as described in note 8(d).

(d)	Development loans
The Company entered into committed loan and credit support facilities with some of its equity investees. During construction, the Company is obligated to provide cash advances and credit support (in the form of letters of credit, escrowed cash, or guarantees) in amounts necessary for the continued development and construction of the equity investees' wind projects.
As at December 31, 2017, the Company has a loan and credit support facility with Windlectric of $37,710 (2016 - $29,723). The loan to Windlectric bears interest at an annual rate of 10% on outstanding principal amount and matures on December 31, 2019. The letters of credit are charged an annual fee of 2% on their stated amount. As of December 31, 2017, the following credit support was issued by the Company on behalf of Windlectric: $72,068 letters of credit and guarantees of obligations to the utilities under the PPAs; a guarantee of the obligations under the wind turbine, transmission line, transformer, and other supply agreements; a guarantee of the obligations under the engineering, procurement, and construction management agreements. The initial value of the guarantee obligations is recognized under other long-term liabilities and was valued at $2,449 using a probability weighted discounted cash flow (level 3).
Following acquisition of control of Deerfield SponsorCo (note 8(b)) and Odell SponsorCo LLC (note 8(e)(i)), amounts advanced to the wind project are eliminated on consolidation. The effects of foreign currency exchange rate fluctuations on these advances of a long-term investment nature are recorded in other comprehensive income from the date of acquisition.
No interest revenue is accrued on the loans due to insufficient collateral in the Joint Ventures.

(e)	2016 transactions

i.	Odell Wind Facility
Up to September 15, 2016, the Company held a 50% equity interest in Odell SponsorCo LLC, which indirectly owns a 200 MW construction-stage wind development project (“Odell Wind Facility”) in the state of Minnesota.
On September 15, 2016, the Company acquired the remaining 50% interest in Odell SponsorCo LLC for U.S. $26,500 and as a result, obtained control of the facility. The Company accounted for the business combination using the acquisition method of accounting, which requires, that the fair value of assets acquired, liabilities assumed and non-controlling interest in the subsidiary, be recognized on the consolidated balance sheets as of the acquisition date. It further requires that pre-existing relationships such as the existing development loan between the two parties (note 8(d)) and prior investments of business combinations achieved in stages also be remeasured at fair value. An income approach was used to value these items. A net gain of nil was recorded on acquisition.

Allocation of Assets Acquired and Liabilities Assumed
The following table summarizes the allocation of the assets acquired and liabilities assumed at the acquisition date:

Working capital	$2,045
Property, plant and equipment	345,254
Notes receivable	1,781
Goodwill	210,463
Regulatory assets	54,548
Other assets	185
Long-term debt	(146,727)
Regulatory liabilities	(3,758)
Pension and OPEB	(18,747)
Deferred income tax liability, net	(51,795)
Other liabilities	(40,172)
Total net assets acquired	$353,077
The following table summarizes the allocation of the assets acquired and liabilities assumed at the acquisition date:

Working capital	$198
Property, plant and equipment	145,045
Asset retirement obligation	(714)
Non-controlling interest (tax equity)	(50,548)
Total net assets acquired	$93,981
The following table summarizes the final allocation of the purchase consideration to the assets and liabilities acquired as at January 1, 2017 based on their fair values, using the exchange rate on that date of U.S. $1.00 = CAD $1.3427.

Working capital	$55,441
Property, plant and equipment	2,764,441
Goodwill	1,010,273
Regulatory assets	318,130
Other assets	58,553
Long-term debt	(1,218,563)
Regulatory liabilities	(195,489)
Pension and other post-employment benefits	(105,005)
Deferred income tax liability, net	(562,397)
Other liabilities	(102,759)
Total net assets acquired	$2,022,625
Cash and cash equivalent	$2,338
Total net assets acquired, net of cash and cash equivalent	$2,020,287
The following table summarizes the allocation of the assets acquired and liabilities assumed at the acquisition date:

Working capital	$11,836
Property, plant and equipment	469,222
Asset retirement obligation	(4,812)
Deferred tax liability	(4,273)
Non-controlling interest (tax equity investors)	(237,156)
Net assets	$234,817
The following table summarizes the allocation of the assets acquired and liabilities assumed at the acquisition date:

Working Capital	$(14,551)
Property, plant and equipment	442,086
Construction loan	(352,666)
Asset retirement obligation	(2,816)
Deferred revenue	(1,556)
Deferred tax liability	(1,979)
Net assets acquired	$68,518
Cash and cash equivalent	$4,183
Net assets acquired, net of cash and cash equivalent	$64,335